Organization (Tables)	12 Months Ended
Dec. 31, 2024
Organization [Abstract]
Schedule of Major Subsidiaries

(a) As of the balance sheet date, the VIE has been disposed and the details of the Company’s major subsidiaries, are as follows:

Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
			Direct
Subsidiaries:

BORQS International	July 27, 2007	Cayman	100%	Holding company
BORQS Hong Kong Limited (“Borqs HK”)	July 19, 2007	Hong Kong	100%	Provision of software and service solutions and hardware products sales
BORQS Beijing Ltd. (“Borqs Beijing”)	September 4, 2007	PRC	100%	Provision of software and service solutions and hardware products sales
BORQS Software Solutions Private Limited (“Borqs India”)	July 17, 2009	India	100%	Provision of software and service solutions

Schedule of Financial Information as Discontinued Operations

The following tables represent the financial information of the business classified as discontinued operations as of December 31, 2023 and 2024, and for the years ended December 31, 2022, 2023 and 2024 before eliminating the intercompany balances and transactions between the entities held for sale and other entities within the Group:

	As of December 31,
	2023	2024
Carrying amounts of major classes of assets included as part of the assets held for sale	$	$
Cash and cash equivalents	247	1,500
Accounts receivable, net	2,145	5,961
Prepaid expenses and other current assets, net	2,009	1,536
Inventories, net	3,556	2,060

Total current assets	7,957	11,057

Non-current assets:
Property and equipment, net	528	461
Right of use asset	1,960	1,273
Deferred tax assets	44	97

Total non-current assets	2,532	1,831

Total assets	10,489	12,888
Carrying amounts of major classes of liabilities included as part of the assets held for sale
Current liabilities:
Accounts payable	97	3,386
Accrued expenses and other payables	642	227
Lease liabilities – current	632	670
Amount due to related parties	743	-
Income tax payable	216	54

Total current liabilities	2,330	4,337

Non-current liabilities:
Deferred tax liabilities	1,312	1,449
Lease liabilities – non-current	1,351	642
Total non-current liabilities	2,663	2,091

Total liabilities	4,993	6,428

The following tables represent the financial information of HHE classified as discontinued operations as of December 31, 2022 before the deconsolidation of HHE, and for the years ended 2022 before eliminating the intercompany balances and transactions between HHE and other entities within the Group:

2022 Deconsolidation Date
$
Carrying amounts of major classes of assets included as part of the assets held for sale
Cash and cash equivalents	1,117
Inventories, net	973
Prepaid expenses and other current assets, net	31

Current assets held for sale	2,121

Property and equipment, net	45
Intangible assets, net	3,949
Goodwill	12,208
Contract assets	-

Non-current assets held for sale	16,202
Total assets of HHE classified as held for sale	18,323

Carrying amounts of major classes of liabilities included as part of liabilities held for sale
Accounts payable	1,755
Accrued expenses and other payables	218
Contract liabilities - current	6,567
Amount due to related parties	-
Short-term borrowings	851

Current liabilities held for sale	9,391

Long-term borrowings	472
Deferred tax liabilities	1,143

Non-current liabilities held for sale	1,615
Total liabilities of HHE classified as held for sale	11,006

Schedule of Discontinued Operation
	For the years ended December 31,
	2022	2023	2024
	$	$	$
Net Revenues:	11,334	11,479	11,098
Cost of revenues	(5,756)	(7,256)	(8,594)

Total gross profit	5,578	4,223	2,504

Operating expenses:
Sales and marketing expenses	(27)	-	-
General and administrative expenses	(1,748)	(1,928)	(2,435)
Research and development expenses	(1,140)	(1,238)	(1,257)

Total operating expenses	(2,915)	(3,166)	(3,692)

Operating income (loss)	2,663	1,057	(1,188)

Interest income	23	3	261
Interest expense	(88)	-	-
Other income	26	17	884
Foreign exchange (loss) gain	(24)	1,291	39
Income (loss) from discontinued operation, before income taxes	2,600	2,368	(4)

Income tax expense	(59)	(1,078)	(135)

Income (loss) from discontinued operations	2,541	1,290	(139)
For the years ended December 31, 2022
$
Net revenues	4,034
Cost of revenues	(8,160)

Total gross profit	(4,126)

Operating expenses:
Sales and marketing expenses	(142)
General and administrative expenses	(4,044)

Total operating expenses	(4,186)

Operating loss	(8,312)

Interest expense, net	(343)
Other expense	(1,261)

Loss from discontinued operation, before income taxes	(9,916)

Income tax benefit (expense)	-

Loss from discontinued operations	(9,916)

Schedule of Discontinued Operation Cash Flow
	For the years ended December 31,
	2022	2023	2024
	$	$	$
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	2,541	1,290	(139)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	185	229	178
Deferred income tax expenses (benefits)	(55)	783	84
Gain on debt forgiveness by a related party	-	-	(737)
Changes in operating assets and liabilities	(1,062)	(1,314)	2,199

Net cash generated from operating activities	1,609	988	1,585

CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(504)	(225)	(108)
Investment in time deposit	-	(3,496)	(3,377)
Receipt of time deposit from banks	-	-	3,496

Net cash (used in) provided by investing activities	(504)	(3,721)	11

CASH FLOWS FROM FINANCING ACTIVITIES
Net cash generated from financing activities	-	-	-

Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(451)	(49)	(343)
Net increase (decrease) in cash and cash equivalents and restricted cash	654	(2,782)	1,253
Cash and cash equivalents and restricted cash at the beginning of year	2,375	3,029	247

Cash and cash equivalents and restricted cash at the end of year	3,029	247	1,500
For the years ended December 31, 2022
$
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(9,916)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	479
Changes in operating assets and liabilities	7,489

Net cash used in operating activities	(1,948)

CASH FLOWS FROM INVESTING ACTIVITIES

Purchases of property and equipment	(66)

Net cash used in investing activities	(66)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shareholders	1,487
Proceeds from short-term and other borrowings	155
Repayments of short-term and other borrowings	(218)
Proceeds from long-term and other borrowings	112
Repayments of long-term and other borrowings	(2)

Net cash generated from financing activities	1,534

Net increase (decrease) in cash and cash equivalents and restricted cash	(480)

Cash and cash equivalents and restricted cash at beginning of year	1,597

Cash and cash equivalents and restricted cash at end of year	1,117